Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2016
Registrant Name	EATON VANCE MUNICIPALS TRUST
Central Index Key	0000778365
Amendment Flag	false
Document Creation Date	Jan. 26, 2017
Document Effective Date	Feb. 01, 2017
Prospectus Date	Feb. 01, 2017
Eaton Vance Massachusetts Municipal Income Fund | Class A
Risk/Return:
Trading Symbol	ETMAX
Eaton Vance Massachusetts Municipal Income Fund | Class C
Risk/Return:
Trading Symbol	ECMMX
Eaton Vance Massachusetts Municipal Income Fund | Class I
Risk/Return:
Trading Symbol	EIMAX
Eaton Vance National Municipal Income Fund | Class A
Risk/Return:
Trading Symbol	EANAX
Eaton Vance National Municipal Income Fund | Class B
Risk/Return:
Trading Symbol	EVHMX
Eaton Vance National Municipal Income Fund | Class C
Risk/Return:
Trading Symbol	ECHMX
Eaton Vance National Municipal Income Fund | Class I
Risk/Return:
Trading Symbol	EIHMX
Eaton Vance New York Municipal Income Fund | Class A
Risk/Return:
Trading Symbol	ETNYX
Eaton Vance New York Municipal Income Fund | Class C
Risk/Return:
Trading Symbol	ECNYX
Eaton Vance New York Municipal Income Fund | Class I
Risk/Return:
Trading Symbol	EINYX
Eaton Vance Ohio Municipal Income Fund | Class A
Risk/Return:
Trading Symbol	ETOHX
Eaton Vance Ohio Municipal Income Fund | Class C
Risk/Return:
Trading Symbol	ECOHX
Eaton Vance Ohio Municipal Income Fund | Class I
Risk/Return:
Trading Symbol	EIOHX
Eaton Vance California Municipal Opportunities Fund | Class A
Risk/Return:
Trading Symbol	EACAX
Eaton Vance California Municipal Opportunities Fund | Class C
Risk/Return:
Trading Symbol	ECCAX
Eaton Vance California Municipal Opportunities Fund | Class I
Risk/Return:
Trading Symbol	EICAX